Acquisitions (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011 Kinray, Yong Yu, and P4 Healthcare [Member]	Dec. 21, 2010 Kinray [Member]	Nov. 29, 2010 Yong Yu [Member]	Jun. 30, 2011 P4 Healthcare [Member]	Jul. 31, 2011 P4 Healthcare [Member]	Jul. 15, 2010 P4 Healthcare [Member]
Increase in revenue					$ 2,900,000,000
Increase in operating earnings					61,300,000
Acquisitions, cash paid			32,000,000	128,600,000		1,300,000,000				506,100,000
Acquisitions, purchase price							457,700,000
Business acquisition, debt assumed							57,400,000
Acquisitions, contingent payments								150,000,000	100,000,000
Payment of contingent consideration	10,200,000		0	0				10,200,000
Business acquisition, contingent consideration, at fair value	75,400,000	[1]				0	0	75,400,000		92,000,000
Contingent consideration expense								16,600,000
Acquisition liabilities assumed			1,900,000	102,100,000
Amortization of acquisition-related intangible assets	$ 66,900,000		$ 10,500,000	$ 13,500,000

[1]	Contingent consideration represents the obligation incurred in connection with the acquisition of P4 Healthcare. The fair value of the contingent consideration obligation is determined based on a probability-weighted income approach derived from EBITDA estimates and probability assessments with respect to the likelihood of achieving the various EBITDA targets. The fair value measurement is based on significant inputs unobservable in the market and thus represents a Level 3 measurement. The $16.6 million decrease in the contingent consideration liability reflects a cash payment of $10.2 million for the first measurement period, and changes in our estimate of performance in future measurement periods. Failure to meet current expectations of progress could increase the probability of not achieving the targets within the measurement periods and result in a material reduction in the fair value of the contingent consideration obligation. See Note 2 for additional information regarding the contingent consideration obligation related to the P4 Healthcare acquisition.